Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Intangible assets

Note 5: Intangible assets

The following table represents the balances of intangible assets as of December 31, 2025 and 2024;

	December 31, 2025	December 31, 2024
Website Domains	$-	$155,000

Total Intangible assets	-	155,000

Accumulated Amortization – website domains	-	(3,229)
Net intangible assets	$-	$151,771

On December 6, 2024, the Company closed on its acquisition of the AgingTopic Business and allocated the entire $155,000 purchase price to domain name assets with an estimated life of 4 years. See Note 4 for additional details.

During the year ended December 31, 2025, the Company determined it would not actively pursue the development of the AgingTopic business and as such recorded an impairment expense of $113,021.

The Company recorded amortization expense of $38,750 and $3,229 for the years ended December 31, 2025 and 2024.